Schedule of Lease Rental Income (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Lessor Lease Description [Line Items]
Lease rental income - operating leases	$ 150,207	$ 161,838	$ 301,659	$ 323,025
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Lease Rental Income	Lease Rental Income	Lease Rental Income	Lease Rental Income
Interest income on net investment in finance leases	$ 26,025	$ 27,102	$ 52,512	$ 54,560
Interest income on container leaseback financing receivable	11,827	10,733	23,665	17,752
Variable lease revenue	4,104	3,559	9,228	6,613
Total lease rental income	192,163	203,232	387,064	401,950
Owned Fleet
Lessor Lease Description [Line Items]
Lease rental income - operating leases	140,050	149,493	281,128	298,324
Interest income on net investment in finance leases	26,025	27,102	52,512	54,560
Interest income on container leaseback financing receivable	11,827	10,733	23,665	17,752
Variable lease revenue	3,568	3,226	7,956	5,995
Total lease rental income	181,470	190,554	365,261	376,631
Managed Fleet
Lessor Lease Description [Line Items]
Lease rental income - operating leases	10,157	12,345	20,531	24,701
Variable lease revenue	536	333	1,272	618
Total lease rental income	$ 10,693	$ 12,678	$ 21,803	$ 25,319